Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Period-End [Member] | RMB [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-end exchange rate	6.8109		7.0288
Period-average exchange rate	6.8932
Period-End [Member] | HK [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-end exchange rate	7.8417		7.7819
Period-average exchange rate	7.8238
Period-End [Member] | SG [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-end exchange rate	1.2947		1.2877
Period-average exchange rate	1.281
Period-Average [Member] | RMB [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-average exchange rate		7.1839
Period-Average [Member] | HK [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-average exchange rate		7.7923
Period-Average [Member] | SG [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-average exchange rate		1.3189